ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of companies subsidiaries and VIE's (Details)	6 Months Ended
Jun. 30, 2024
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Feb. 01, 2010
Place of incorporation	the PRC
Guangzhou Meizheng Online Network Technology Co., Ltd. ("Guangzhou Meizheng")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	May 17, 2013
Place of incorporation	the PRC
Air Esurfing Information Technology Co., Ltd. ("Air Esurfing")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Sep. 25, 2013
Place of incorporation	the PRC
Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Apr. 23, 2015
Place of incorporation	the PRC
Beijing Wangfan Jiaming Pictures Co., Ltd. ("Wangfan Jiaming")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Dec. 31, 2015
Place of incorporation	the PRC
Meizheng Network Information Technology Co., Ltd. ("Meizheng Network") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Aug. 08, 2016
Place of incorporation	the PRC
Shandong Airmedia Cheweishi Network Technology Co.,Ltd.("Shangdong Cheweishi ") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jul. 21, 2016
Place of incorporation	the PRC
Dingsheng Ruizhi (Beiing) Investment Consulting Co., Ltd. ("Dingsheng Ruizhi") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	May 25, 2016
Place of incorporation	the PRC
Yuehang Sunshine (Beijing) Asset Management Co., Ltd. ("Yuehang Asset") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jan. 18, 2019
Place of incorporation	the PRC
Yuehang Zhongying E-commerce Co., Ltd. ("Zhongying") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	May 17, 2018
Place of incorporation	the PRC
Beijing Airport United Culture Media Co., Ltd. ("Airport United") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jun. 19, 2018
Place of incorporation	the PRC
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengsh [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Aug. 07, 2005
Place of incorporation	the PRC
Wangfan Tianxia Network Technology Co., Ltd.("Iwanfan") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	May 06, 2016
Place of incorporation	the PRC
Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jan. 16, 2008
Place of incorporation	the PRC
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Apr. 30, 2015
Place of incorporation	the PRC
Beijing AirNet Pictures Co., Ltd. ("AirNet Pictures") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Sep. 13, 2007
Place of incorporation	the PRC
Wenzhou Yuehang Advertising Co., Ltd. ("Wenzhou Yuehang") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Oct. 17, 2008
Place of incorporation	the PRC
Beijing Wangfan Jiaming Advertising Co., Ltd. ("Jiaming Advertising")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jan. 01, 2007
Place of incorporation	the PRC
Air Joy Media Private Limited ("Air Joy") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Nov. 15, 2019
Place of incorporation	Singapore
Blockchain Dynamics Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jan. 11, 2021
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Energy Bytes Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jan. 21, 2022
Place of incorporation	United States
Percentage of legal ownership	100.00%
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Sep. 19, 2005
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Shenzhen Yuehang Information Technology Co., Ltd. ("Shenzhen Yuehang")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jun. 06, 2006
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Xi'an Shengshi Dinghong Information Technology Co., Ltd. ("Xi'an Shengshi")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Dec. 31, 2007
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Beijing Youxing Technology Co., Ltd. ("Beijing Youxing")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Apr. 10, 2024
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Beijing Labaku Information Technology Co., Ltd. ("Beijing Labaku")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	May 14, 2024
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Beijing Suida Real Estate Development Co., Ltd. ("Beijing Suida")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Nov. 30, 2004
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Broad Cosmos Enterprises Ltd. ("Broad Cosmos")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jun. 26, 2006
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of legal ownership	100.00%
AirNet International Limited ("AirNet International")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Jul. 14, 2007
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Air Net (China) Limited ("AN China")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Aug. 05, 2005
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
One World Global Travel Inc. ("One World")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Feb. 29, 2024
Place of incorporation	the U.S.
Percentage of legal ownership	100.00%
Global International Travel Limited ("Global Travel")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Mar. 01, 2024
Place of incorporation	BVI
Percentage of legal ownership	100.00%
IGlobal Travel Limited ("IGlobal Travel")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Date of incorporation/acquisition	Mar. 15, 2024
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%